As filed with the Securities and Exchange Commission on November 29, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2006

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

High Pointe Select Value Fund
Schedule of Investments
September 30, 2005 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.8%
	Air Freight & Logistics - 5.0%
8,900	FedEx Corp.	$775,457
	Auto Components - 2.8%
13,000	Lear Corp.	441,610
	Building Products - 2.7%
7,450	York International Corp.	417,722
	Capital Markets - 4.5%
23,950	The Bank of New York Co., Inc.	704,369
	Commercial Services & Supplies - 9.3%
35,150	Cendant Corp.	725,496
25,400	Waste Management, Inc.	726,694
		1,452,190
	Communications Equipment - 3.0%
113,500	3Com Corp. (a)	463,080
	Computers & Peripherals - 4.9%
26,100	Hewlett-Packard Co.	762,120
	Consumer Finance - 4.1%
7,950	Capital One Financial Corp.	632,184
	Diversified Financial Services - 5.4%
18,550	Citigroup, Inc.	844,396
	Electronic Equipment & Instruments - 3.6%
17,000	Agilent Technologies, Inc. (a)	556,750
	Food & Staples Retailing - 5.0%
17,800	Wal-Mart Stores, Inc.	779,996
	Health Care Equipment & Supplies - 3.6%
18,400	Thermo Electron Corp. (a)	568,560
	Health Care Providers & Services - 3.7%
9,100	Cardinal Health, Inc.	577,304
	Hotels, Restaurants & Leisure - 3.3%
16,300	GTECH Holdings Corp.	522,578
	Insurance - 7.7%
8,100	Chubb Corp.	725,355
6,900	XL Capital Ltd., Class A (b)	469,407
		1,194,762
	Internet & Catalog Retail - 3.9%
8,050	Expedia, Inc. (a)	159,470
17,750	IAC/InteractiveCorp (a)	449,963
		609,433
	Media - 12.6%
26,750	Comcast Corp., Class A (a)	785,915
87,000	Liberty Media Corp., Class A (a)	700,350
32,600	The DIRECTV Group, Inc. (a)	488,348
		1,974,613
	Specialty Retail - 3.0%
24,500	Rent-A-Center, Inc. (a)	473,095
	Thrifts & Mortgage Finance - 11.7%
18,200	Countrywide Financial Corp.	600,236
17,300	Fannie Mae	775,386
8,050	Freddie Mac	454,503
		1,830,125
	TOTAL COMMON STOCKS (Cost $15,497,852)	15,580,344
	Total Investments in Securities (Cost $15,497,852) - 99.8%	15,580,344
	Other Assets in Excess of Liabilities - 0.2%	33,076
	NET ASSETS - 100.00%	$15,613,420

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.

High Pointe Small Cap Equity Fund
Schedule of Investments
September 30, 2005 (Unaudited)

Shares		Value
	COMMON STOCKS - 93.4%
	Auto Components - 3.1%
3,550	Lear Corp.	$120,594
	Building Products - 5.0%
3,500	York International Corp.	196,245
	Capital Markets - 3.4%
4,100	Investors Financial Services Corp.	134,890
	Chemicals - 3.0%
2,700	Cytec Industries, Inc.	117,126
	Commercial Services & Supplies - 8.8%
8,900	Corinthian Colleges, Inc. (a)	118,103
3,000	Imagistics International, Inc. (a)	125,550
2,150	United Stationers, Inc. (a)	102,899
		346,552
	Communications Equipment - 6.6%
28,600	3Com Corp. (a)	116,688
4,650	Plantronics, Inc.	143,267
		259,955
	Consumer Finance - 2.5%
4,700	Cash America International, Inc.	97,525
	Electrical Equipment - 2.9%
4,350	American Power Conversion Corp.	112,665
	Electronic Equipment & Instruments - 3.4%
5,400	Avnet, Inc. (a)	132,030
	Energy Equipment & Services - 3.1%
3,350	Patterson-UTI Energy, Inc.	120,868
	Food Products - 1.9%
7,000	Del Monte Foods Co. (a)	75,110
	Health Care Equipment & Supplies - 7.8%
2,800	Greatbatch, Inc. (a)	76,832
1,550	IDEXX Laboratories, Inc. (a)	103,664
4,100	Thermo Electron Corp. (a)	126,690
		307,186
	Hotels, Restaurants & Leisure - 3.3%
4,100	GTECH Holdings Corp.	131,446
	Insurance - 3.2%
2,900	RenaissanceRe Holdings Ltd. (b)	126,817
	IT Services - 2.4%
12,450	BearingPoint, Inc. (a)	94,495
	Machinery - 7.3%
4,300	Briggs & Stratton Corp.	148,737
3,400	Trinity Industries, Inc.	137,666
		286,403
	Media - 2.9%
9,300	Cumulus Media, Inc., Class A (a)	116,157
	Multiline Retail - 3.1%
10,950	Big Lots, Inc. (a)	120,340
	Savings Institutions, Federally Chartered - 2.8%
1,900	Westcorp	111,910
	Semiconductor & Semiconductor Equipment - 2.2%
10,350	Integrated Silicon Solutions, Inc. (a)	86,940
	Specialty Retail - 7.3%
6,150	Foot Locker, Inc.	134,931
7,850	Rent-A-Center, Inc. (a)	151,583
		286,514
	Textiles, Apparel & Luxury Goods - 7.4%
3,050	Reebok International Ltd.	172,539
6,800	Tommy Hilfiger Corp. (a) (b)	117,980
		290,519
	TOTAL COMMON STOCKS (Cost $3,341,476)	3,672,287

Principal
Amount		Value
	SHORT-TERM INVESTMENTS - 3.7%
	FHLB Discount Note
146,000	3.002%, 10/03/2005	145,976
	TOTAL SHORT-TERM INVESTMENTS (Cost $145,976)	145,976
	Total Investments in Securities (Cost $3,487,452) - 97.1%	3,818,263
	Other Assets in Excess of Liabilities - 2.9%	112,314
	NET ASSETS - 100.00%	$3,930,577

FHLB	Federal Home Loan Bank
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) _/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date November 17, 2005

By (Signature and Title)* _/s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date November 23, 2005

* Print the name and title of each signing officer under his or her signature.